UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
December 31, 2018
MFS®  Blended Research®
Core Equity Fund

Portfolio of Investments
12/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.9%
Aerospace – 3.4%
Boeing Co.	75,691	$ 24,410,348
Honeywell International, Inc.	53,126	7,019,007
Leidos Holdings, Inc.	93,895	4,950,144
		$ 36,379,499
Airlines – 1.1%
Delta Air Lines, Inc.	249,747	$ 12,462,375
Alcoholic Beverages – 1.2%
Molson Coors Brewing Co.	224,841	$ 12,627,071
Automotive – 1.2%
Lear Corp.	106,037	$ 13,027,706
Biotechnology – 2.3%
Biogen, Inc. (a)	63,146	$ 19,001,894
Celgene Corp. (a)	99,232	6,359,779
		$ 25,361,673
Business Services – 2.5%
DXC Technology Co.	189,368	$ 10,068,697
FleetCor Technologies, Inc. (a)	79,695	14,800,955
Global Payments, Inc.	26,313	2,713,660
		$ 27,583,312
Cable TV – 2.1%
Comcast Corp., “A”	658,980	$ 22,438,269
Chemicals – 2.2%
CF Industries Holdings, Inc.	374,242	$ 16,283,269
Eastman Chemical Co.	96,905	7,084,725
		$ 23,367,994
Computer Software – 6.9%
Adobe Systems, Inc. (a)	76,148	$ 17,227,724
Microsoft Corp.	546,431	55,500,997
Salesforce.com, Inc. (a)	19,054	2,609,826
		$ 75,338,547
Computer Software - Systems – 3.1%
Apple, Inc.	169,352	$ 26,713,585
Hewlett Packard Enterprise	509,087	6,725,039
		$ 33,438,624
Construction – 0.5%
Pulte Homes, Inc.	223,156	$ 5,799,824
Consumer Products – 0.4%
Kimberly-Clark Corp.	29,312	$ 3,339,809
Procter & Gamble Co.	8,826	811,286
		$ 4,151,095
Consumer Services – 1.6%
Bookings Holdings, Inc. (a)	10,319	$ 17,773,652
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 0.2%
HD Supply Holdings, Inc. (a)	46,071	$ 1,728,584
Electronics – 2.7%
Intel Corp.	544,089	$ 25,534,097
Lam Research Corp.	26,636	3,627,024
		$ 29,161,121
Energy - Independent – 3.4%
EOG Resources, Inc.	157,843	$ 13,765,488
Phillips 66	161,493	13,912,622
Pioneer Natural Resources Co.	12,097	1,590,998
Valero Energy Corp.	102,154	7,658,485
		$ 36,927,593
Energy - Integrated – 0.4%
Exxon Mobil Corp.	59,049	$ 4,026,551
Food & Beverages – 2.0%
PepsiCo, Inc.	140,661	$ 15,540,227
Tyson Foods, Inc., “A”	111,670	5,963,178
		$ 21,503,405
Gaming & Lodging – 1.2%
Marriott International, Inc., “A”	122,902	$ 13,342,241
Health Maintenance Organizations – 1.0%
Humana Inc.	36,498	$ 10,455,947
UnitedHealth Group, Inc.	2,318	577,460
		$ 11,033,407
Insurance – 3.5%
Allstate Corp.	58,136	$ 4,803,778
Berkshire Hathaway, Inc., “B” (a)	37,228	7,601,213
MetLife, Inc.	323,231	13,271,865
Prudential Financial, Inc.	151,861	12,384,264
		$ 38,061,120
Internet – 4.6%
Alphabet, Inc., “A” (a)	20,686	$ 21,616,043
Alphabet, Inc., “C” (a)	21,456	22,220,048
Facebook, Inc., “A” (a)	44,882	5,883,581
		$ 49,719,672
Leisure & Toys – 1.6%
Brunswick Corp.	83,699	$ 3,887,819
Electronic Arts, Inc. (a)	163,930	12,935,716
		$ 16,823,535
Machinery & Tools – 2.1%
AGCO Corp.	62,375	$ 3,472,416
Eaton Corp. PLC	220,952	15,170,564
Ingersoll-Rand Co. PLC, “A”	51,124	4,664,043
		$ 23,307,023
Major Banks – 6.6%
Bank of America Corp.	1,071,356	$ 26,398,212
Goldman Sachs Group, Inc.	14,385	2,403,014
JPMorgan Chase & Co.	60,804	5,935,686
Morgan Stanley	400,325	15,872,886
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Wells Fargo & Co.	453,496	$ 20,897,096
		$ 71,506,894
Medical & Health Technology & Services – 4.2%
CVS Health Corp.	184,182	$ 12,067,605
HCA Healthcare, Inc.	119,861	14,916,701
Walgreens Boots Alliance, Inc.	280,128	19,141,146
		$ 46,125,452
Medical Equipment – 2.3%
Boston Scientific Corp. (a)	74,968	$ 2,649,369
Medtronic PLC	242,053	22,017,141
		$ 24,666,510
Natural Gas - Pipeline – 1.1%
Kinder Morgan, Inc.	604,927	$ 9,303,777
ONEOK, Inc.	56,893	3,069,378
		$ 12,373,155
Network & Telecom – 2.4%
Cisco Systems, Inc.	593,866	$ 25,732,214
Other Banks & Diversified Financials – 3.9%
Citigroup, Inc.	210,812	$ 10,974,873
Discover Financial Services	217,050	12,801,609
Mastercard, Inc., “A”	41,944	7,912,735
Synchrony Financial	371,070	8,705,302
Visa, Inc., “A”	17,719	2,337,845
		$ 42,732,364
Pharmaceuticals – 6.7%
Bristol-Myers Squibb Co.	353,431	$ 18,371,344
Eli Lilly & Co.	88,538	10,245,617
Johnson & Johnson	262,924	33,930,342
Pfizer, Inc.	241,497	10,541,344
		$ 73,088,647
Railroad & Shipping – 1.8%
Union Pacific Corp.	144,661	$ 19,996,490
Real Estate – 3.9%
EPR Properties, REIT	82,609	$ 5,289,454
Life Storage, Inc., REIT	84,119	7,822,226
Simon Property Group, Inc., REIT	103,634	17,409,476
Store Capital Corp., REIT	404,066	11,439,108
		$ 41,960,264
Restaurants – 2.8%
Aramark	78,775	$ 2,282,112
Domino's Pizza, Inc.	8,446	2,094,524
Starbucks Corp.	279,840	18,021,696
U.S. Foods Holding Corp. (a)	255,982	8,099,270
		$ 30,497,602
Specialty Stores – 5.7%
Amazon.com, Inc. (a)	26,324	$ 39,537,858
Costco Wholesale Corp.	83,849	17,080,880
Lululemon Athletica, Inc. (a)	5,352	650,857
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Urban Outfitters, Inc. (a)	138,726	$ 4,605,703
		$ 61,875,298
Telephone Services – 1.0%
CenturyLink, Inc.	311,885	$ 4,725,058
Verizon Communications, Inc.	105,632	5,938,631
		$ 10,663,689
Tobacco – 1.7%
Philip Morris International, Inc.	279,647	$ 18,669,234
Utilities - Electric Power – 4.6%
AES Corp.	947,481	$ 13,700,575
Exelon Corp.	445,850	20,107,835
NRG Energy, Inc.	382,671	15,153,772
Vistra Energy Corp. (a)	62,000	1,419,180
		$ 50,381,362
Total Common Stocks		$1,085,653,068
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 2.4% (v)	6,536,405	$ 6,535,752

Other Assets, Less Liabilities – (0.5)%		(5,477,040)
Net Assets – 100.0%		$1,086,711,780
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,535,752 and $1,085,653,068, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
12/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,085,653,068	$—	$—	$1,085,653,068
Mutual Funds	6,535,752	—	—	6,535,752
Total	$1,092,188,820	$—	$—	$1,092,188,820
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,366	73,206,465	(66,683,426)	6,536,405
5

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(35)	$—	$—	$43,954	$6,535,752

6

Quarterly Report
December 31, 2018
MFS®  Mid Cap Value Fund

Portfolio of Investments
12/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace – 2.0%
Harris Corp.	316,477	$ 42,613,628
L3 Technologies, Inc.	290,050	50,370,083
Leidos Holdings, Inc.	800,564	42,205,734
		$ 135,189,445
Airlines – 1.4%
Alaska Air Group, Inc.	470,779	$ 28,646,902
Delta Air Lines, Inc.	1,286,189	64,180,831
		$ 92,827,733
Alcoholic Beverages – 0.4%
Molson Coors Brewing Co.	523,547	$ 29,402,400
Apparel Manufacturers – 1.0%
Hanesbrands, Inc.	2,689,201	$ 33,695,688
PVH Corp.	380,845	35,399,543
		$ 69,095,231
Automotive – 1.0%
Harley-Davidson, Inc.	943,934	$ 32,207,028
Lear Corp.	278,778	34,250,665
		$ 66,457,693
Broadcasting – 0.7%
Interpublic Group of Companies, Inc.	2,370,170	$ 48,896,607
Brokerage & Asset Managers – 4.4%
Apollo Global Management LLC, “A”	1,771,137	$ 43,463,702
Invesco Ltd.	2,278,599	38,143,747
NASDAQ, Inc.	1,110,230	90,561,461
Raymond James Financial, Inc.	747,289	55,605,775
TD Ameritrade Holding Corp.	1,271,432	62,249,311
		$ 290,023,996
Business Services – 3.8%
Amdocs Ltd.	1,235,592	$ 72,380,980
Fidelity National Information Services, Inc.	808,589	82,920,802
First Data Corp. (a)	3,127,885	52,892,535
Global Payments, Inc.	450,664	46,476,978
		$ 254,671,295
Cable TV – 0.4%
Altice USA, Inc.	1,619,179	$ 26,748,837
Chemicals – 3.3%
Celanese Corp.	480,509	$ 43,231,395
Eastman Chemical Co.	888,908	64,988,064
FMC Corp.	729,957	53,987,619
PPG Industries, Inc.	581,800	59,477,414
		$ 221,684,492
Computer Software – 0.7%
Check Point Software Technologies Ltd. (a)	478,562	$ 49,124,389

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.1%
NCR Corp. (a)	1,407,689	$ 32,489,462
NICE Systems Ltd., ADR (a)	532,190	57,588,280
Verint Systems, Inc. (a)	552,419	23,372,848
Xerox Corp.	1,446,239	28,577,683
		$ 142,028,273
Construction – 3.7%
Mohawk Industries, Inc. (a)	240,394	$ 28,116,482
Owens Corning	1,040,673	45,768,798
Stanley Black & Decker, Inc.	627,401	75,124,996
Toll Brothers, Inc.	1,584,603	52,180,977
Vulcan Materials Co.	460,354	45,482,975
		$ 246,674,228
Consumer Products – 0.6%
Coty, Inc., “A”	2,622,326	$ 17,202,459
Newell Brands, Inc.	1,311,538	24,381,491
		$ 41,583,950
Containers – 2.5%
Berry Global Group, Inc. (a)	1,221,851	$ 58,074,578
Graphic Packaging Holding Co.	4,059,916	43,197,506
Sealed Air Corp.	985,472	34,333,845
WestRock Co.	847,046	31,984,457
		$ 167,590,386
Electrical Equipment – 2.3%
HD Supply Holdings, Inc. (a)	1,859,419	$ 69,765,401
Sensata Technologies Holding PLC (a)	1,036,746	46,487,690
TE Connectivity Ltd.	517,133	39,110,769
		$ 155,363,860
Electronics – 3.7%
Analog Devices, Inc.	754,984	$ 64,800,276
IPG Photonics Corp. (a)	167,144	18,935,744
Keysight Technologies, Inc. (a)	1,065,977	66,175,852
Marvell Technology Group Ltd.	2,559,499	41,438,289
Maxim Integrated Products, Inc.	1,079,467	54,890,897
		$ 246,241,058
Energy - Independent – 4.2%
Cabot Oil & Gas Corp.	2,286,999	$ 51,114,428
Concho Resources, Inc. (a)	225,654	23,194,975
Hess Corp.	1,110,971	44,994,325
Marathon Petroleum Corp.	976,306	57,611,817
Pioneer Natural Resources Co.	460,920	60,620,198
WPX Energy, Inc. (a)	3,739,660	42,445,141
		$ 279,980,884
Engineering - Construction – 0.8%
KBR, Inc.	3,305,673	$ 50,180,116
Food & Beverages – 4.5%
Archer Daniels Midland Co.	1,004,083	$ 41,137,281
Coca-Cola European Partners PLC	1,227,597	56,285,322
Ingredion, Inc.	470,212	42,977,377
J.M. Smucker Co.	434,553	40,626,360
Post Holdings, Inc. (a)	264,475	23,572,657
Sanderson Farms, Inc.	410,059	40,714,758

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
TreeHouse Foods, Inc. (a)	426,107	$ 21,607,886
Tyson Foods, Inc., “A”	608,775	32,508,585
		$ 299,430,226
Furniture & Appliances – 0.6%
Whirlpool Corp.	392,840	$ 41,982,811
Gaming & Lodging – 1.3%
Hilton Worldwide Holdings, Inc.	616,316	$ 44,251,489
Royal Caribbean Cruises Ltd.	424,903	41,551,264
		$ 85,802,753
General Merchandise – 0.7%
Dollar Tree, Inc. (a)	478,971	$ 43,260,661
Insurance – 7.7%
Aon PLC	415,059	$ 60,332,976
Arthur J. Gallagher & Co.	872,770	64,323,149
Assurant, Inc.	612,280	54,762,323
Athene Holding Ltd. (a)	1,172,986	46,720,032
Everest Re Group Ltd.	267,830	58,322,661
Hanover Insurance Group, Inc.	447,740	52,282,600
Hartford Financial Services Group, Inc.	2,195,271	97,579,796
Lincoln National Corp.	975,671	50,061,679
Unum Group	1,047,986	30,789,829
		$ 515,175,045
Leisure & Toys – 1.1%
Brunswick Corp.	957,298	$ 44,466,492
Electronic Arts, Inc. (a)	320,982	25,328,690
		$ 69,795,182
Machinery & Tools – 3.2%
AGCO Corp.	850,665	$ 47,356,520
Eaton Corp. PLC	893,412	61,341,668
Gates Industrial Corp. PLC (a)	1,695,528	22,448,791
ITT, Inc.	950,569	45,883,966
Regal Beloit Corp.	541,622	37,940,621
		$ 214,971,566
Major Banks – 3.1%
Comerica, Inc.	913,009	$ 62,714,588
Huntington Bancshares, Inc.	6,019,337	71,750,497
KeyCorp	5,000,973	73,914,381
		$ 208,379,466
Medical & Health Technology & Services – 3.2%
AmerisourceBergen Corp.	661,335	$ 49,203,324
Premier, Inc., “A” (a)	1,034,941	38,655,046
Quest Diagnostics, Inc.	760,330	63,312,679
Universal Health Services, Inc.	548,608	63,945,749
		$ 215,116,798
Medical Equipment – 2.1%
PerkinElmer, Inc.	543,799	$ 42,715,412
STERIS PLC	244,299	26,103,348
Zimmer Biomet Holdings, Inc.	666,342	69,112,992
		$ 137,931,752

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 1.8%
NiSource, Inc.	1,685,426	$ 42,725,549
Sempra Energy	490,706	53,089,482
South Jersey Industries, Inc.	780,333	21,693,258
		$ 117,508,289
Natural Gas - Pipeline – 1.2%
Equitrans Midstream Corp. (a)	1,234,984	$ 24,724,380
Plains GP Holdings LP	2,740,274	55,079,507
		$ 79,803,887
Network & Telecom – 0.8%
Motorola Solutions, Inc.	440,451	$ 50,669,483
Oil Services – 1.3%
Forum Energy Technologies, Inc. (a)	1,898,954	$ 7,842,680
Frank's International N.V. (a)	3,847,481	20,083,851
NOW, Inc. (a)	1,968,553	22,913,957
Oil States International, Inc. (a)	1,122,375	16,027,515
Patterson-UTI Energy, Inc.	1,880,825	19,466,539
		$ 86,334,542
Other Banks & Diversified Financials – 5.7%
Discover Financial Services	985,018	$ 58,096,362
Element Fleet Management Corp.	3,802,505	19,246,491
M&T Bank Corp.	377,550	54,038,731
Northern Trust Corp.	755,729	63,171,387
Signature Bank	636,380	65,426,228
SunTrust Banks, Inc.	1,341,571	67,668,841
Wintrust Financial Corp.	760,682	50,577,746
		$ 378,225,786
Pharmaceuticals – 0.5%
Mylan N.V. (a)	1,302,025	$ 35,675,485
Railroad & Shipping – 0.8%
Kansas City Southern Co.	585,875	$ 55,921,769
Real Estate – 7.6%
Annaly Mortgage Management, Inc., REIT	2,394,951	$ 23,518,419
Brixmor Property Group Inc., REIT	3,028,089	44,482,627
EPR Properties, REIT	818,170	52,387,425
Life Storage, Inc., REIT	912,182	84,823,804
Medical Properties Trust, Inc., REIT	4,177,334	67,171,531
Mid-America Apartment Communities, Inc., REIT	608,934	58,274,984
Spirit Realty Capital, Inc., REIT	605,341	21,338,270
Sun Communities, Inc., REIT	553,799	56,326,896
VICI Properties, Inc., REIT	2,009,886	37,745,659
W.P. Carey, Inc., REIT	924,384	60,399,251
		$ 506,468,866
Restaurants – 0.5%
Aramark	1,191,173	$ 34,508,282
Specialty Chemicals – 1.8%
Axalta Coating Systems Ltd. (a)	2,246,964	$ 52,623,897
RPM International, Inc.	645,047	37,915,863
Univar, Inc. (a)	1,759,733	31,217,663
		$ 121,757,423

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 1.8%
BJ's Wholesale Club Holdings, Inc. (a)	761,370	$ 16,871,959
L Brands, Inc.	1,146,591	29,432,991
Michaels Co., Inc. (a)	1,450,762	19,643,317
Tractor Supply Co.	370,032	30,875,470
Urban Outfitters, Inc. (a)	633,933	21,046,576
		$ 117,870,313
Utilities - Electric Power – 8.2%
AES Corp.	3,122,725	$ 45,154,604
CenterPoint Energy, Inc.	2,039,969	57,588,325
CMS Energy Corp.	1,422,818	70,642,914
Eversource Energy	1,047,639	68,138,441
FirstEnergy Corp.	1,182,940	44,419,397
Pinnacle West Capital Corp.	858,382	73,134,146
Public Service Enterprise Group, Inc.	1,528,849	79,576,590
Southern Co.	1,323,552	58,130,404
WEC Energy Group, Inc.	776,859	53,805,254
		$ 550,590,075
Total Common Stocks		$6,580,945,333
Investment Companies (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 2.4% (v)	153,010,453	$ 152,995,152

Other Assets, Less Liabilities – (0.8)%		(52,194,901)
Net Assets – 100.0%		$6,681,745,584
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $152,995,152 and $6,580,945,333, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and written options. The following is a summary of the levels used as of December 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,580,945,333	$—	$—	$6,580,945,333
Mutual Funds	152,995,152	—	—	152,995,152
Total	$6,733,940,485	$—	$—	$6,733,940,485
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	171,989,585	425,334,965	(444,314,097)	153,010,453

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$640	$3,367	$—	$803,383	$152,995,152

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: February 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President
(Principal Executive Officer)

Date: February 15, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: February 15, 2019

*	Print name and title of each signing officer under his or her signature.